FAIR VALUE OF FINANCIAL INSTRUMENTS - Outstanding Derivatives (Details 9) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Amount of (loss) recognized in OCI on effective portion	$ (6,117)		$ (12,050)
Deferred hedge gain (loss) related to anticipated financings, which have subsequently occurred, net of amortization	170		237
Deferred hedge gain (loss) related to dedesignation, net of amortization	(45)		(210)
Interest rate swaps, designated as hedges
Notional Amount of Derivatives	105,031		154,450
Deferred Hedge
Expected reclassification of hedges from AOCI into earnings over the next twelve months	53		4
Current Hedge
Expected reclassification of hedges from AOCI into earnings over the next twelve months	(3,915)		(6,259)
Interest rate swaps, not designated as hedges
Notional Amount of Derivatives	185,871		294,203
Interest rate caps, not designated as hedges
Notional Amount of Derivatives			23,400
Linked Transactions
Notional Amount of Derivatives	$ 116,806	[1]

[1]	This represents the current face amount of the underlying financial securities comprising linked transactions.